Schedule of Investments(a)
Invesco Focused Discovery Growth ETF (IVDG)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-97.62%
Communication Services-1.84%
Live Nation Entertainment, Inc.(b)	123	$11,561
Consumer Discretionary-9.36%
Dollar Tree, Inc.(b)	78	12,898
Hilton Worldwide Holdings, Inc.	156	19,979
O’Reilly Automotive, Inc.(b)	18	12,665
Ulta Beauty, Inc.(b)	34	13,223
		58,765
Energy-6.95%
Cheniere Energy, Inc.	165	24,681
Pioneer Natural Resources Co.	80	18,956
		43,637
Financials-9.45%
Arthur J. Gallagher & Co.	107	19,152
LPL Financial Holdings, Inc.	99	20,782
MSCI, Inc.	20	9,627
W.R. Berkley Corp.	156	9,754
		59,315
Health Care-21.07%
AmerisourceBergen Corp.	110	16,052
Catalent, Inc.(b)	151	17,078
Mettler-Toledo International, Inc.(b)	10	13,497
Molina Healthcare, Inc.(b)	48	15,731
Repligen Corp.(b)	93	19,843
Royalty Pharma PLC, Class A	272	11,829
STERIS PLC	53	11,959
Tenet Healthcare Corp.(b)	179	11,835
West Pharmaceutical Services, Inc.	42	14,430
		132,254
Industrials-13.38%
AMETEK, Inc.	103	12,721
L3Harris Technologies, Inc.	42	10,079
Northrop Grumman Corp.	25	11,973
Quanta Services, Inc.	76	10,543
	Shares	Value
Industrials-(continued)
Republic Services, Inc.	105	$14,559
Waste Connections, Inc.	181	24,140
		84,015
Information Technology-29.98%
Cadence Design Systems, Inc.(b)	82	15,259
Gartner, Inc.(b)	61	16,194
Globant S.A.(b)	48	9,563
Manhattan Associates, Inc.(b)	80	11,254
Monolithic Power Systems, Inc.	47	21,842
Motorola Solutions, Inc.	90	21,473
Palo Alto Networks, Inc.(b)	30	14,973
Paylocity Holding Corp.(b)	95	19,563
Roper Technologies, Inc.	36	15,720
Synopsys, Inc.(b)	74	27,195
Tyler Technologies, Inc.(b)	38	15,162
		188,198
Materials-1.91%
Avery Dennison Corp.	63	11,999
Real Estate-3.68%
Extra Space Storage, Inc.	53	10,044
SBA Communications Corp., Class A	39	13,096
		23,140
Total Common Stocks & Other Equity Interests (Cost $636,799)		612,884
Money Market Funds-2.42%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $15,204)	15,204	15,204
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $652,003)		628,088
OTHER ASSETS LESS LIABILITIES-(0.04)%		(278)
NET ASSETS-100.00%		$627,810
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,890	$317,129	$(318,815)	$-	$-	$15,204	$81
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	19,962	(19,962)	-	-	-	-
Invesco Private Prime Fund	-	42,230	(42,227)	-	(3)	-	1*
Total	$16,890	$379,321	$(381,004)	$-	$(3)	$15,204	$82

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Focused Discovery Growth ETF (IVDG)—(continued)
July 31, 2022
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Real Assets ESG ETF (IVRA)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.84%
Consumer Staples-1.15%
Archer-Daniels-Midland Co.	469	$38,819
Energy-22.42%
Cameco Corp. (Canada)	423	10,887
Cheniere Energy, Inc.	803	120,113
Enbridge, Inc. (Canada)	3,691	165,661
Keyera Corp. (Canada)	2,373	61,466
Kinder Morgan, Inc.	2,144	38,571
ONEOK, Inc.	1,747	104,366
Pembina Pipeline Corp. (Canada)	2,541	96,952
Targa Resources Corp.	844	58,329
TC Energy Corp. (Canada)	1,017	54,185
Williams Cos., Inc. (The)	1,358	46,294
		756,824
Materials-12.25%
Agnico Eagle Mines Ltd. (Canada)	1,249	53,670
Canfor Corp. (Canada)(b)	2,722	57,888
Corteva, Inc.	499	28,717
First Quantum Minerals Ltd. (Zambia)	924	16,874
FMC Corp.	305	33,886
Interfor Corp. (Canada)(b)	2,028	50,045
Lundin Mining Corp. (Chile)	14,043	79,128
Nutrien Ltd. (Canada)	707	60,484
West Fraser Timber Co. Ltd. (Canada)	352	32,935
		413,627
Real Estate-53.08%
Alexandria Real Estate Equities, Inc.	595	98,639
American Homes 4 Rent, Class A	1,523	57,691
American Tower Corp.	828	224,247
Canadian Apartment Properties REIT (Canada)	1,747	66,139
Crown Castle, Inc.	213	38,481
CubeSmart	741	33,990
Douglas Emmett, Inc.(c)	2,390	56,500
Duke Realty Corp.	589	36,848
Equinix, Inc.	136	95,709
Equity Residential	423	33,159
Essential Properties Realty Trust, Inc.	2,395	57,767
Federal Realty OP L.P.	136	14,363
Healthpeak Properties, Inc.	2,963	81,868
JBG SMITH Properties(c)	2,472	62,888
Kilroy Realty Corp.	538	29,149
Life Storage, Inc.	357	44,943
Mid-America Apartment Communities, Inc.	325	60,362
Pebblebrook Hotel Trust	1,058	20,694
	Shares	Value
Real Estate-(continued)
PotlatchDeltic Corp.(c)	567	$27,800
Prologis, Inc.	1,395	184,921
Regency Centers Corp.	621	40,011
Rexford Industrial Realty, Inc.	575	37,611
SBA Communications Corp., Class A	364	122,227
Simon Property Group, Inc.	978	106,250
STAG Industrial, Inc.	1,018	33,370
Summit Hotel Properties, Inc.(b)	6,327	49,667
UDR, Inc.	1,590	76,956
		1,792,250
Utilities-9.94%
American Water Works Co., Inc.	703	109,274
CenterPoint Energy, Inc.	1,762	55,838
Essential Utilities, Inc.	1,420	73,755
Sempra Energy	584	96,827
		335,694
Total Common Stocks & Other Equity Interests (Cost $3,147,934)		3,337,214
Money Market Funds-1.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $35,977)	35,977	35,977
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,183,911)		3,373,191
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.51%
Invesco Private Government Fund, 1.77%(d)(e)(f)	33,220	33,220
Invesco Private Prime Fund, 1.89%(d)(e)(f)	85,422	85,422
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,642)		118,642
TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $3,302,553)		3,491,833
OTHER ASSETS LESS LIABILITIES-(3.42)%		(115,498)
NET ASSETS-100.00%		$3,376,335
See accompanying notes which are an integral part of this schedule.

Invesco Real Assets ESG ETF (IVRA)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,077	$512,217	$(488,317)	$-	$-	$35,977	$68
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,639	577,617	(546,036)	-	-	33,220	118*
Invesco Private Prime Fund	3,665	1,131,493	(1,049,741)	-	5	85,422	348*
Total	$17,381	$2,221,327	$(2,084,094)	$-	$5	$154,619	$534

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	21.04%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Select Growth ETF (IVSG)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Communication Services-15.27%
Alphabet, Inc., Class A(b)	620	$72,118
Meta Platforms, Inc., Class A(b)	170	27,047
Netflix, Inc.(b)	52	11,695
Take-Two Interactive Software, Inc.(b)	418	55,481
		166,341
Consumer Discretionary-13.41%
Amazon.com, Inc.(b)	596	80,430
Farfetch Ltd., Class A (United Kingdom)(b)	552	4,383
JD.com, Inc., ADR (China)	432	25,704
O’Reilly Automotive, Inc.(b)	35	24,625
Penn National Gaming, Inc.(b)	316	10,918
		146,060
Consumer Staples-3.58%
Sysco Corp.	459	38,969
Energy-6.11%
Antero Resources Corp.(b)	1,142	45,269
Marathon Petroleum Corp.	232	21,265
		66,534
Financials-3.84%
Chubb Ltd.	222	41,878
Health Care-7.40%
Thermo Fisher Scientific, Inc.	35	20,944
UnitedHealth Group, Inc.	110	59,658
		80,602
Industrials-9.05%
Deere & Co.	90	30,886
	Shares	Value
Industrials-(continued)
Generac Holdings, Inc.(b)	143	$38,367
Lockheed Martin Corp.	71	29,381
		98,634
Information Technology-41.00%
Apple, Inc.	427	69,392
Applied Materials, Inc.	336	35,609
Crowdstrike Holdings, Inc., Class A(b)	230	42,228
Microsoft Corp.	458	128,579
MongoDB, Inc.(b)	82	25,623
NVIDIA Corp.	116	21,069
Palo Alto Networks, Inc.(b)	84	41,924
QUALCOMM, Inc.	252	36,555
Visa, Inc., Class A	215	45,604
		446,583
Total Common Stocks & Other Equity Interests (Cost $1,238,905)		1,085,601
Money Market Funds-0.37%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $4,055)	4,055	4,055
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $1,242,960)		1,089,656
OTHER ASSETS LESS LIABILITIES-(0.03)%		(310)
NET ASSETS-100.00%		$1,089,346
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,376	$68,919	$(71,240)	$-	$-	$4,055	$17
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,688	32,484	(53,172)	-	-	-	-
Invesco Private Prime Fund	48,272	69,309	(117,581)	-	-	-	2*
Total	$75,336	$170,712	$(241,993)	$-	$-	$4,055	$19

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco US Large Cap Core ESG ETF (IVLC)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-7.68%
Alphabet, Inc., Class A(b)	2,260	$262,883
Comcast Corp., Class A	1,053	39,509
Electronic Arts, Inc.	535	70,208
Verizon Communications, Inc.	2,231	103,050
		475,650
Consumer Discretionary-12.53%
Amazon.com, Inc.(b)	2,140	288,793
Aptiv PLC(b)	458	48,040
D.R. Horton, Inc.	743	57,976
Dollar General Corp.	253	62,853
Expedia Group, Inc.(b)	557	59,070
Home Depot, Inc. (The)	386	116,163
O’Reilly Automotive, Inc.(b)	133	93,577
Target Corp.	304	49,667
		776,139
Consumer Staples-6.67%
Mondelez International, Inc., Class A	1,468	94,011
PepsiCo, Inc.	629	110,050
Procter & Gamble Co. (The)	798	110,850
Sysco Corp.	1,159	98,399
		413,310
Energy-1.90%
Baker Hughes Co., Class A	4,587	117,840
Financials-10.54%
Allstate Corp. (The)	449	52,520
American Express Co.	498	76,702
Equitable Holdings, Inc.	3,470	98,652
First Citizens BancShares, Inc., Class A	114	86,261
Intercontinental Exchange, Inc.	600	61,194
JPMorgan Chase & Co.	1,013	116,860
Marsh & McLennan Cos., Inc.	464	76,077
S&P Global, Inc.	134	50,509
SVB Financial Group(b)	84	33,898
		652,673
Health Care-13.76%
AstraZeneca PLC, ADR (United Kingdom)	1,802	119,347
Cooper Cos., Inc. (The)	211	68,997
Danaher Corp.	345	100,557
Eli Lilly and Co.	442	145,723
HCA Healthcare, Inc.	583	123,841
Seagen, Inc.(b)	449	80,811
UnitedHealth Group, Inc.	392	212,597
		851,873
Industrials-10.60%
Carrier Global Corp.	1,618	65,578
Deere & Co.	246	84,422
Hubbell, Inc.	333	72,934
Otis Worldwide Corp.	1,047	81,844
Rockwell Automation, Inc.	265	67,649
Union Pacific Corp.	389	88,420
United Parcel Service, Inc., Class B	719	140,126
Waste Connections, Inc.	414	55,215
		656,188
	Shares	Value
Information Technology-29.54%
Accenture PLC, Class A	378	$115,766
Advanced Micro Devices, Inc.(b)	801	75,670
Apple, Inc.	2,776	451,128
Applied Materials, Inc.	955	101,211
Fiserv, Inc.(b)	951	100,502
Microsoft Corp.	1,552	435,709
NVIDIA Corp.	295	53,581
QUALCOMM, Inc.	641	92,983
salesforce.com, inc.(b)	469	86,305
Synopsys, Inc.(b)	136	49,980
TE Connectivity Ltd. (Switzerland)	424	56,702
Visa, Inc., Class A	472	100,116
VMware, Inc., Class A	945	109,809
		1,829,462
Materials-1.22%
Crown Holdings, Inc.	740	75,243
Real Estate-3.40%
Alexandria Real Estate Equities, Inc.	184	30,503
American Tower Corp.	175	47,395
Prologis, Inc.	1,003	132,958
		210,856
Utilities-2.03%
Avangrid, Inc.(c)	741	36,109
NextEra Energy, Inc.	1,064	89,897
		126,006
Total Common Stocks & Other Equity Interests (Cost $6,391,491)		6,185,240
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $5,768)	5,768	5,768
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $6,397,259)		6,191,008
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.59%
Invesco Private Government Fund, 1.77%(d)(e)(f)	10,192	10,192
Invesco Private Prime Fund, 1.89%(d)(e)(f)	26,209	26,209
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,399)		36,401
TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $6,433,658)		6,227,409
OTHER ASSETS LESS LIABILITIES-(0.55)%		(34,163)
NET ASSETS-100.00%		$6,193,246
See accompanying notes which are an integral part of this schedule.

Invesco US Large Cap Core ESG ETF (IVLC)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,020	$182,785	$(203,037)	$-	$-	$5,768	$35
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,583	205,030	(207,421)	-	-	10,192	65*
Invesco Private Prime Fund	27,638	438,006	(439,451)	2	14	26,209	187*
Total	$66,241	$825,821	$(849,909)	$2	$14	$42,169	$287

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels as of July 31, 2022, for each Fund (except for Focused Discovery Growth ETF and Select Growth ETF). As of July 31, 2022, all of the securities in Focused Discovery Growth ETF and Select Growth ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Real Assets ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,337,214	$-	$-	$3,337,214
Money Market Funds	35,977	118,642	-	154,619
Total Investments	$3,373,191	$118,642	$-	$3,491,833
Invesco US Large Cap Core ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,185,240	$-	$-	$6,185,240
Money Market Funds	5,768	36,401	-	42,169
Total Investments	$6,191,008	$36,401	$-	$6,227,409